Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology/IPRD	Relationship and
			Other Intangibles
Historical cost
1/1/2018	809	1,992	4,631	7,432
Foreign currency exchange differences	8	100	204	312
Additions from business combinations	4	148	410	562
Other additions	193	0	36	229
Retirements/disposals	-43	-62	-41	-146
Transfers	25	0	-28	-3
12/31/2018	996	2,178	5,212	8,386
Foreign currency exchange differences	4	48	100	152
Additions from business combinations	2	574	1,226	1,802
Other additions	84	0	68	152
Retirements/disposals	-182	-48	-166	-396
Transfers	25	0	-25	0
12/31/2019	929	2,752	6,415	10,096

Accumulated amortization
1/1/2018	601	1,544	2,306	4,451
Foreign currency exchange differences	6	77	87	170
Additions amortization	95	216	337	648
Retirements/disposals	-23	-62	-25	-110
12/31/2018	679	1,775	2,705	5,159
Foreign currency exchange differences	5	33	39	77
Additions amortization	94	271	395	760
Retirements/disposals	-180	-48	-163	-391
12/31/2019	598	2,031	2,976	5,605

Carrying amount
12/31/2018	317	403	2,507	3,227
12/31/2019	331	721	3,439	4,491

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2019	2018	(in years)
Sybase – Customer relationships	131	179	2	to	4
SuccessFactors – Customer relationships	184	225			6
Ariba – Customer relationships	273	323	6	to	8
Concur – Customer relationships	955	1,033	11	to	15
Callidus – Customer relationships	336	384	9	to	13
Qualtrics - Acquired technologies	495	0			6
Qualtrics - Customer relationships	1,152	0	13	to	18
Total significant intangible assets	3,526	2,144